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                      NAVIGATOR TAX-FREE MONEY MARKET FUND
                        STATEMENT OF CERTIFICATION
                          PURSUANT TO RULE 497(j)


The Navigator Tax-Free Money Market Fund (the "Fund") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph(c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A (File Nos. 33-3082 and 811-04580) which was filed electronically on June 26, 1998 (Accession No. 0000893220-98-001134).

                                        Navigator Tax-Free Money Market Fund

Date: July 1, 1998                      /s/ Robert J. Walker, Jr.
                                        ---------------------------------
                                        By: Robert J. Walker, Jr.
                                        Title: President